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               GMACM HOME EQUITY LOAN TRUST 2006-HE1

                            GMACM Home Equity Loan-Backed Term Notes, Series 2006-HE1

Cut-Off Period Date                                        07/31/06
Determination Date                                         08/18/06
Record Date                                                08/24/06
Payment Date                                               08/25/06
Actual Days in Accrual Period (30/360)                           31
Accrual Period (30/360)                                          30

SERVICING CERTIFICATE
Beginning Pool Balance                              1,251,335,929.92
Beginning PFA                                                  0.00
Ending Pool Balance                                 1,253,154,617.43
Ending PFA Balance                                                -
Principal Collections                                 55,235,458.15
Principal Draws                                       19,854,159.86
Net Principal Collections                                         -

Active Loan Count                                            26,499

Current Month Repurchases - Units                                15
Current Month Repurchases - Dollars                      778,436.31

Additional Mortgage Loans - Revolving Period          37,199,985.80

Net Interest Collections                               8,555,087.71

Net WAC Rate                                               8.06973%
Substitution Adjustment Amount                                 0.00

Note Rate                                                  5.59500%

                                 BEGINNING         ENDING                                          INTEREST    SECURITY
TERM NOTES                        BALANCE         BALANCE        FACTOR    PRINCIPAL   INTEREST    SHORTFALL   PERCENT   COUPON
----------                        -------         -------        ------    ---------   -------     ----------   ------    ------
Class A-1                     1,274,156,000.00 1,274,156,000.00  1.0000000   0.00    6,138,777.43   0.00       100.00%   5.59500%
Variable Funding Note                       -                -   0.0000000   0.00            0.00   0.00         0.00%   0.00000%

CERTIFICATES                                -                -           -      -            0.00     -          -           -



Beginning Overcollateralization Amount                17,498,430.31
Overcollateralization Amount Increase (Decrease)       2,306,232.32
Outstanding Overcollateralization Amount              19,804,662.63
Overcollateralization Target Amount                   34,609,861.35

Credit Enhancement Draw Amount                                 0.00
Unreimbursed Prior Draws                                       0.00


                                                        NUMBER        PERCENT     FORECLOSURE       BANKRUPTCY       REO
                                           BALANCE     OF LOANS     OF BALANCE   UNITS  DOLLARS   UNITS   DOLLARS   UNITS  DOLLARS
Delinquent Loans (30 Days)*           9,136,973.79       189           0.73%       0        0.00      1   19,581.00   0     0.00
Delinquent Loans (60 Days)*           2,700,520.75        52           0.22%       1   13,947.80      1   54,787.40   0     0.00
Delinquent Loans (90 Days)*           1,076,083.77        23           0.09%       6  281,626.40      0           -   0     0.00
Delinquent Loans (120 Days)*            504,457.13        6            0.04%       4  162,225.10      0           -   0     0.00
Delinquent Loans (150 Days)*            420,395.91        7            0.03%       2   89,939.46      0           -   0     0.00
Delinquent Loans (180 + Days)*                   -        0            0.00%       0                  0           -   0     0.00
REO                                           0.00        0            0.00%
Bankruptcy                              420,270.30        12           0.03%
Foreclosures                            569,076.97        14           0.05%

*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.

                                                     LIQUIDATION TO-DATPERCENT OF ORGINAL BALANCE
Beginning Loss Amount                                          0.00
Current Month Loss Amount                                      0.00
Current Month Recoveries                                       0.00
                                                    ----------------
Net Ending Loss Amount                                         0.00            0.00%

                                                                RECOVERY TO-DATE
Beginning Recovery Amount                                      0.00
Current Month Recovery Amount                                  0.00
                                                    ----------------
Ending Recovery Amount                                         0.00

                                                    SPECIAL HAZARD       FRAUD           BANKRUPTCY
Beginning Amount                                               0.00             0.00        0.00
Current Month Loss Amount                                      0.00             0.00        0.00
Ending Amount                                                  0.00             0.00        0.00

Liquidation Loss Distribution Amounts                          0.00
Extraordinary Event Losses                                     0.00
Excess Loss Amounts                                            0.00





CAPITALIZED INTEREST ACCOUNT
Beginning Balance                                              0.00
Withdraw relating to Collection Period                         0.00
Interest Earned (Zero, Paid to Funding Account)                0.00
                                                     ----------------
Ending Capitalized Interest Account Balance as of Payment Date 0.00
Interest earned for Collection Period                          0.00
Interest withdrawn related to prior Collection Period          6.16

FUNDING ACCOUNT
Beginning Funding Account Balance                     40,318,500.39
Deposit to Funding Account                            37,687,530.61
Payment for Additional Purchases                     (37,199,985.80)
Balance in Pre-Funding Account transfer to Funding Account        -
Remaing Balance due to Noteholders                                -
                                                     ----------------
Ending Funding Account Balance as of Payment Date     40,806,045.20
Interest earned for Collection Period                     17,337.64
Interest withdrawn related to prior Collection Period     20,151.41

PREFUNDING ACCOUNT
Beginning Balance                                              0.00
Additional Purchases during Revolving Period                   0.00
Balance in Pre-Funding Account transfer to Funding Account     0.00
Excess of Draws over Principal Collections                     0.00
                                                    ----------------
Total Ending Balance as of Payment Date                        0.00
Interest earned for Collection Period                          0.00
Interest withdrawn related to prior Collection Period        719.81

CASH FLOWS RECEIVED
Principal Collections                                 55,235,458.15
Advances                                              19,854,159.86
Interest Collections                                   9,076,477.68
Capital Interest Account withdrawal                            0.00
Reinvestment Income                                       17,337.64
Servicer Advances                                                 -
Substitution Adjustment Amount                                    -
Recovery Amounts                                               0.00
                                                    ----------------
TOTAL CASH FLOWS RECEIVED                             44,475,113.61

CASH FLOWS DISTRIBUTED
Principal Distribution to Noteholders                             -
Interest Distribution                                  6,138,777.43
Funds sent to Funding Account                         37,687,530.61
Residual Amount - Certificates                                    -
Servicer Advances - Reimbursement                                 -
GMACM Service Fee                                        521,389.97
GMACM Recovery Fee                                                -
Credit Enhancer Fee - FGIC                               127,415.60
                                                   ----------------
TOTAL CASH FLOWS DISTRIBUTED                          44,475,113.61

NET CASH FLOWS REMAINING                                       0.00

TRIGGER ANALYSIS

Excess Spread Amount                                   2,288,894.68
Excess Spread Percentage                                      2.19%
Excess Spread Required Percentage                             2.00%

Rolling 3 Month Delinquency Percentage                        0.32%
Rolling 3 Month Delinquency Required Percentage               4.00%

Aggregate Liquidation Percentage                              0.00%
Aggregate Liquidation Required Percentage                     0.00%

SERVICING TERMINATION EVENT                               NO

Rolling 3 Month Delinquency Percentage                        0.32%
Rolling 3 Month Delinquency Required Percentage               3.50%

Aggregate Liquidation Percentage                              0.00%
Aggregate Liquidation Required Percentage                     0.00%

Excess Spread Test Satisfied                              YES

SERVICING TRIGGER EVENT                                   NO

Step Down Date                                            NO

SECURITY PERIOD
Revolving Period                                          YES
Managed Amortization                                      NO
Rapid Amortization                                        NO
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